Property and equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property and equipment consists of the following (in thousands):

	Estimated useful lives	December 31,
		2015	2014
Land		$11,467	$10,200
Buildings and leasehold improvements	7-30	83,983	74,829
Computer equipment	3-5	39,986	35,419
Machinery & equipment	5-10	128,879	116,157
Furniture & fixtures	3-10	6,866	7,125
Vehicles	3-5	10,090	10,615
Construction in progress		5,841	16,023
		287,112	270,368
Less: accumulated depreciation		(121,713)	(105,806)
Property & equipment, net		165,399	164,562

Rental equipment	3-10	76,908	78,709
Less: accumulated depreciation		(55,640)	(53,297)
Rental equipment, net		21,268	25,412

Total property & equipment, net		$186,667	$189,974